Loans Held for Investment - Loan Portfolio (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($) loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	7	5
Carrying value | $	$ 147,247	$ 91,879
Percentage of Value	100.00%	100.00%
Midwest
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	3	2
Carrying value | $	$ 87,960	$ 43,772
Percentage of Value	60.00%	48.00%
West
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	2	2
Carrying value | $	$ 35,167	$ 34,826
Percentage of Value	24.00%	38.00%
South
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	2	1
Carrying value | $	$ 24,120	$ 13,281
Percentage of Value	16.00%	14.00%
Office
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	3	2
Carrying value | $	$ 48,979	$ 38,106
Percentage of Value	33.00%	41.00%
Multifamily
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1	0
Carrying value | $	$ 44,119	$ 0
Percentage of Value	30.00%	0.00%
Lab
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	2	2
Carrying value | $	$ 31,139	$ 31,078
Percentage of Value	21.00%	34.00%
Retail
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	1	1
Carrying value | $	$ 17,344	$ 17,029
Percentage of Value	12.00%	19.00%
Industrial
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	0	0
Carrying value | $	$ 5,666	$ 5,666
Percentage of Value	4.00%	6.00%